Loans, Impaired Loans, and Allowance for Credit Losses (Summary of Credit Quality) (Details) - CAD ($) $ in Millions	Jul. 31, 2025	Oct. 31, 2024	Jul. 31, 2024
Loans To Business And Government [Line Items]
Loans	$ 944,937	$ 957,873
Allowance for loan losses	8,682	8,094	$ 7,811
Total loans, net of allowance	936,255	949,779
Business And Government [Member]
Loans To Business And Government [Line Items]
Loans at amortized cost	341,310	356,973
Loans at FVOCI	165	230
Loans	341,475	357,203
Allowance for loan losses	3,973	3,583
Total loans, net of allowance	$ 337,502	$ 353,620